Equity - Summary of Dividends Paid (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Final Dividends [Member]
Disclosure of Dividends [Line Items]
Type of Dividend		Final	Final
Payment Date		May 26, 2017	May 24, 2016
Pesos per Share		$ 2.47546	$ 2.09338
Charged to		2016	2015
Interim Dividends [Member]
Disclosure of Dividends [Line Items]
Type of Dividend	Interim	Interim
Payment Date	Jan. 26, 2018	Jan. 27, 2017
Pesos per Share	$ 0.75642	$ 0.75884
Charged to	2017	2016